Summary of Significant Accounting Policies (Property and Equipment, Estimated Useful Lives) (Details)	12 Months Ended
Dec. 31, 2015
Computer equipment and application software [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	1 - 5 years
Building [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	44-60 years
Office building related facility and machines [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 - 20 years
Furniture and vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	2 - 10 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	lesser of the lease term or the estimated useful life of the assets